Summary of fair values of financial instruments in levels of assets and liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Financial assets amortized cost of cash, carrying amount		$ 291	$ 819
Financial assets amortized cost of cash, fair value		291	819
Financial assets amortized cost of receivables and other receivable, carrying amount	[1]	1,065	3,646
Financial assets amortized cost of receivables and other receivable, fair value	[1]	1,065	3,646
Financial assets fair value through other comprehensive income, other financial assets carrying amount		15	16
Financial assets fair value through other comprehensive income, other financial assets fair value		15	16
Financial liabilities amortized cost bank indebtedness, carrying amount		6,706	9,636
Financial liabilities amortized cost bank indebtedness, fair value		6,706	9,636
Financial liabilities amortized cost accounts payable and accrued liabilities, carrying amount		7,067	4,528
Financial liabilities amortized cost accounts payable and accrued liabilities, fair value		7,067	4,528
Financial liabilities amortized cost loan payable and current portion of long-term debt, carrying amount		517	363
Financial liabilities amortized cost loan payable and current portion of long-term debt, fair value		517	363
Financial liabilities amortized cost long-term debt, carrying amount		15,762	14,917
Financial liabilities amortized cost long-term debt, fair value		$ 15,762	$ 14,917

[1]	Amounts exclude value added tax (“VAT”) recoverable of $2,868 and $1,939 as December 31, 2021 and 2020.